                      METROPOLITAN LIFE INSURANCE COMPANY
                  SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX
                 SECURITY EQUITY SEPARATE ACCOUNT TWENTY SEVEN


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
              PROSPECTUS DATED NOVEMBER 3, 2003 (AS SUPPLEMENTED)


This supplement updates certain information contained in your last prospectus dated November 3, 2003 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract Values on a variable basis. These Contracts provide for annuity payments on a fixed basis, a variable basis or a combination fixed and variable basis.


The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.


SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SIX:
--------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the
3 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Core Plus Bond Fund

METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Money Market Portfolio
     Western Asset Management U.S. Government
       Portfolio

SECURITY EQUITY SEPARATE ACCOUNT TWENTY-SEVEN:
----------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the
3 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Core Equity Fund
     Invesco V.I. International Growth Fund

METROPOLITAN SERIES FUND -- CLASS A
     T. Rowe Price Large Cap Growth Portfolio

INVESTMENT FUND NAME CHANGE


Effective May 1, 2015, Invesco V.I. Diversified Income Fund was renamed Invesco V.I. Core Plus Bond Fund in Security Equity Separate Account Twenty-Seven.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


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FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES


    Annual Contract Fee1....................................................    $    50
    Separate Account Annual Expenses (as a percentage of average accumulated value)
      Mortality and Expense Risk Charge2....................................       1.25%
      Administrative Expense Charge.........................................       0.15%
                                                                                -------
    Total Separate Account Annual Expenses..................................       1.40%

-----------
1 This fee may be adjusted annually, subject to certain conditions. We will waive this fee if your accumulated value is $20,000 or greater. See "Charges and Deductions."

2 For Security Equity Separate Account Twenty-Seven, we are waiving the following amounts of the Mortality and Expense risk charge on the following Investment Division: the amount, if any, equal to the underlying fund expenses that are in excess of 0.96% for the Division investing in the T. Rowe Price Large Cap Growth Portfolio -- Class A.


FEES AND EXPENSES FOR YEAR ENDED DECEMBER 31, 2014


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Funds may impose a redemption fee in the future. The second table shows each Investment Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-595-6577.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES


                                                                                       MINIMUM     MAXIMUM
                                                                                      ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses).....................    0.37%       1.62%

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                           DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                              MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT FUND                   FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS) --
 SERIES I
 Invesco V.I. Core Equity
  Fund......................    0.61%          --          0.29%    0.02%         0.92%         0.02%         0.90%
 Invesco V.I. Core Plus Bond
  Fund......................    0.45%          --          1.17%      --          1.62%         1.01%         0.61%
 Invesco V.I. International
  Growth Fund...............    0.71%          --          0.31%    0.01%         1.03%         0.01%         1.02%

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



                                         DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                            MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT FUND                 FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
METROPOLITAN SERIES FUND
 -- CLASS A
 BlackRock Money Market
  Portfolio...............    0.34%          --          0.03%        --        0.37%         0.02%         0.35%
 T. Rowe Price Large Cap
  Growth Portfolio........    0.60%          --          0.03%        --        0.63%         0.02%         0.61%
 Western Asset Management
  U.S. Government
  Portfolio...............    0.47%          --          0.02%        --        0.49%         0.01%         0.48%

The information shown in the table above was provided by the Investment Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Fund, but that the expenses of the Investment Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Fund's board of directors or trustees, are not shown.


INVESTMENT OPTIONS


INVESTMENT FUND                        INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
------------------------------------   -------------------------------------   --------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. Core Equity Fund         Seeks long-term growth of capital.      Invesco Advisers, Inc.
 Invesco V.I. Core Plus Bond Fund      Seeks total return, comprised of        Invesco Advisers, Inc.
                                       current income and capital
                                       appreciation.
 Invesco V.I. International Growth     Seeks long-term growth of capital.      Invesco Advisers, Inc.
  Fund
METROPOLITAN SERIES FUND --
 CLASS A
 BlackRock Money Market                Seeks a high level of current           MetLife Advisers, LLC
  Portfolio                            income consistent with preservation     Subadviser: BlackRock Advisors,
                                       of capital.                             LLC
 T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.      MetLife Advisers, LLC
  Portfolio                                                                    Subadviser: T. Rowe Price
                                                                               Associates, Inc.
 Western Asset Management              Seeks to maximize total return          MetLife Advisers, LLC
  U.S. Government Portfolio            consistent with preservation of         Subadviser: Western Asset
                                       capital and maintenance of              Management Company
                                       liquidity.

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


ADDITIONAL INFORMATION REGARDING INVESTMENT FUNDS


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


OTHER INFORMATION

CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Metropolitan Life Insurance Company and the Investment Funds, as well as individual Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Funds; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS


The financial statements for each of the Divisions of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.








       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company

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